Income Taxes - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Income Tax Contingency [Line Items]
Effective income tax rate	40.60%	43.10%	41.50%	48.70%	56.90%
U.S. federal corporate income tax rate	35.00%		35.00%
Unrecognized tax benefits	$ 800,000		$ 900,000	$ 600,000
Decrease in unrecognized tax benefits	300,000		300,000	5,500,000	$ 500,000
Net interest (expense) benefit				700,000	300,000
Net deferred tax assets	36,200,000		36,800,000	38,400,000
Net deferred tax liabilities	117,900,000		119,600,000	126,400,000
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits			$ 600,000	400,000
Net interest (expense) benefit				400,000	$ 200,000
Minimum [Member]
Income Tax Contingency [Line Items]
State income tax credit carry-forwards expiry			2022
State net operating loss carry-forwards expire			2015
Maximum [Member]
Income Tax Contingency [Line Items]
State income tax credit carry-forwards expiry			2029
State net operating loss carry-forwards expire			2035
Interest related to uncertain tax positions	100,000	$ 100,000	$ 100,000	100,000
Net interest (expense) benefit	100,000	100,000	100,000
Maximum [Member] | Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Interest related to uncertain tax positions	100,000	100,000	100,000	$ 100,000
Net interest (expense) benefit	$ 100,000	$ 100,000	$ 100,000